Consolidated Statements of Stockholder's Equity - USD ($)	Common Stock Class A common stock	Common Stock Class B common stock	Common Stock Class C	Common Stock Class F	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interests	Class C	Total
Balance as of beginning at Dec. 31, 2021	$ 20,842	$ 3,349	$ 508		$ 39,538,876	$ (5,187,312)			$ 34,376,263
Balance as of beginning (in units) at Dec. 31, 2021	20,842,227	3,349,017	508,420
Stock options exercised	$ 77				258,778				$ 258,855
Stock options exercised (in units)	77,012								77,011
Transfer of Common Stock	$ (9,912)			$ 9,912
Transfer of Common Stock (in units)	(9,912,072)			9,912,072
Repurchase of Common Stock	$ (48)		$ (456)		(85,684)	(341,029)			$ (427,217)
Repurchase of Common Stock (in units)	(48,002)		(456,364)
Stock-based compensation expense					1,503,969				1,503,969
Net income (loss)						(13,710,708)			(13,710,708)
Balance as of ending at Dec. 31, 2022	$ 10,959	$ 3,349	$ 52	$ 9,912	41,215,939	(19,239,049)			22,001,162
Balance as of ending (in units) at Dec. 31, 2022	10,959,165	3,349,017	52,056	9,912,072
Stock options exercised				$ 198	235,528				$ 235,726
Stock options exercised (in units)				197,656					197,656
Issuance of common stock, net of fees			$ 529		7,499,472				$ 7,500,001
Issuance of Class B common stock to Sponsor (in shares)			528,914					528,914
Transfer of Common Stock	$ (20)	$ (3)	$ 318	$ (295)
Transfer of Common Stock (in units)	(20,000)	(2,630)	317,346	(294,716)
Repurchase of Common Stock				$ (8)	(107,065)				(107,073)
Repurchase of Common Stock (in units)				(7,551)
Stock-based compensation expense					1,031,656				1,031,656
Cumulative translation adjustment						2,064			2,064
Net income (loss)						9,163,794	$ (151,670)		9,012,124
Balance as of ending at Dec. 31, 2023	$ 10,939	$ 3,346	$ 899	$ 9,807	49,875,530	(10,073,191)	(151,670)		$ 39,675,660
Balance as of ending (in units) at Dec. 31, 2023	10,939,165	3,346,358	898,316	9,807,461					24,991,329
Stock options exercised				$ 103	224,064				$ 224,167
Stock options exercised (in units)				102,889
Issuance of common stock, net of fees			$ 582		8,249,389				8,249,971
Issuance of Class B common stock to Sponsor (in shares)			581,803
Transfer of Common Stock			$ 201	$ (201)
Transfer of Common Stock (in units)			201,304	(201,304)
Stock-based compensation expense					1,515,274				1,515,274
Cumulative translation adjustment						(2,063)			(2,063)
Net income (loss)						(37,326,897)	(43,210)		(37,370,107)
Balance as of ending at Jun. 30, 2024	$ 10,939	$ 3,346	$ 1,682	$ 9,701	59,750,371	(47,402,151)	(194,880)		12,179,008
Balance as of ending (in units) at Jun. 30, 2024	10,939,165	3,346,358	1,681,423	9,701,014
Balance as of beginning at Dec. 31, 2023	$ 10,939	$ 3,346	$ 899	$ 9,807	49,875,530	(10,073,191)	(151,670)		$ 39,675,660
Balance as of beginning (in units) at Dec. 31, 2023	10,939,165	3,346,358	898,316	9,807,461					24,991,329
Stock options exercised				$ 198	619,039				$ 619,237
Stock options exercised (in units)				197,966					197,966
Issuance of common stock, net of fees			$ 1,831		42,042,560				$ 42,044,391
Issuance of Class B common stock to Sponsor (in shares)		(29)	1,831,008
Transfer of Common Stock	$ 332	$ (341)	$ 231	$ (222)
Transfer of Common Stock (in units)	331,663	(340,942)	231,583	(222,304)
Repurchase of Common Stock			$ (11)	$ (22)	(706,611)				(706,644)
Repurchase of Common Stock (in units)			(10,672)	(21,815)
Stock-based compensation expense					3,641,940				3,641,940
Consolidation of noncontrolling interests							8,546,724		8,546,724
Cumulative translation adjustment						(2,064)			(2,064)
Net income (loss)						(89,795,494)	(172,101)		(89,967,595)
Balance as of ending at Dec. 31, 2024	$ 11,271	$ 3,005	$ 2,950	$ 9,761	95,472,458	(99,870,749)	8,222,953		$ 3,851,649
Balance as of ending (in units) at Dec. 31, 2024	11,270,828	3,005,416	2,950,235	9,761,308					26,987,787
Balance as of beginning at Mar. 31, 2024	$ 10,939	$ 3,346	$ 1,085	$ 9,636	50,908,243	(24,919,100)	(171,869)		$ 25,842,280
Balance as of beginning (in units) at Mar. 31, 2024	10,939,165	3,346,358	1,084,484	9,636,279
Stock options exercised				$ 84	152,388				152,472
Stock options exercised (in units)				84,283
Issuance of common stock, net of fees			$ 582		8,249,389				8,249,971
Issuance of Class B common stock to Sponsor (in shares)			581,803
Transfer of Common Stock			$ 15	$ (15)
Transfer of Common Stock (in units)			15,136	(15,136)
Stock-based compensation expense					502,909				502,909
Cumulative translation adjustment						(238)			(238)
Net income (loss)						(22,482,813)	(23,011)		(22,505,824)
Balance as of ending at Jun. 30, 2024	$ 10,939	$ 3,346	$ 1,682	$ 9,701	59,750,371	(47,402,151)	(194,880)		12,179,008
Balance as of ending (in units) at Jun. 30, 2024	10,939,165	3,346,358	1,681,423	9,701,014
Balance as of beginning at Dec. 31, 2024	$ 11,271	$ 3,005	$ 2,950	$ 9,761	95,472,458	(99,870,749)	8,222,953		$ 3,851,649
Balance as of beginning (in units) at Dec. 31, 2024	11,270,828	3,005,416	2,950,235	9,761,308					26,987,787
Balance as of ending at Mar. 31, 2025	$ 11,271	$ 3,005	$ 3,402	$ 9,788	112,917,006	(121,325,641)	2,425,339		$ (5,955,830)
Balance as of ending (in units) at Mar. 31, 2025	11,270,828	3,005,416	3,401,888	9,788,472
Balance as of beginning at Dec. 31, 2024	$ 11,271	$ 3,005	$ 2,950	$ 9,761	95,472,458	(99,870,749)	8,222,953		$ 3,851,649
Balance as of beginning (in units) at Dec. 31, 2024	11,270,828	3,005,416	2,950,235	9,761,308					26,987,787
Stock options exercised				$ 53	190,680				$ 190,733
Stock options exercised (in units)				53,184
Issuance of common stock, net of fees			$ 1,464		38,502,206				38,503,670
Issuance of Class B common stock to Sponsor (in shares)			1,463,692
Transfer of Common Stock	$ (15)	$ (8)	$ 27	$ (4)
Transfer of Common Stock (in units)	(15,142)	(8,181)	27,631	(4,308)
Stock-based compensation expense					4,759,765				4,759,765
Consolidation of noncontrolling interests							8,332,762		8,332,762
Net income (loss)						(53,299,432)	36,657		(53,262,775)
Balance as of ending at Jun. 30, 2025	$ 11,256	$ 2,997	$ 4,441	$ 9,806	140,129,379	(137,208,163)	4,842,372		$ 7,792,088
Balance as of ending (in units) at Jun. 30, 2025	11,255,686	2,997,235	4,441,540	9,806,087					28,500,548
Balance as of beginning at Mar. 31, 2025	$ 11,271	$ 3,005	$ 3,402	$ 9,788	112,917,006	(121,325,641)	2,425,339		$ (5,955,830)
Balance as of beginning (in units) at Mar. 31, 2025	11,270,828	3,005,416	3,401,888	9,788,472
Stock options exercised				$ 24	110,193				110,217
Stock options exercised (in units)				23,996
Issuance of common stock, net of fees			$ 1,012		23,705,954				23,706,966
Issuance of Class B common stock to Sponsor (in shares)			1,012,026
Transfer of Common Stock	$ (15)	$ (8)	$ 27	$ (4)
Transfer of Common Stock (in units)	(15,142)	(8,181)	27,631	(4,308)
Stock-based compensation expense					2,126,929				2,126,929
Consolidation of noncontrolling interests							8,104,168		8,104,168
Net income (loss)						(15,882,522)	62,865		(15,819,657)
Balance as of ending at Jun. 30, 2025	$ 11,256	$ 2,997	$ 4,441	$ 9,806	$ 140,129,379	$ (137,208,163)	$ 4,842,372		$ 7,792,088
Balance as of ending (in units) at Jun. 30, 2025	11,255,686	2,997,235	4,441,540	9,806,087					28,500,548